Note 25 - Components of Other Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Brokerage and securities related payables [Abstract]
Cash/margin payables		€ 59,291	€ 55,475
Payables from prime brokerage		6	15,495
Pending securities transactions past settlement date, liabilities		1,588	2,228
Payables from unsettled regular way trades		10,402	17,510
Brokerage and securities related payables		71,287	90,708
Accrued interest payable		2,420	2,486
Liabilities held for sale		9,650	1,242
Other liabilities, Components of Other Liabilities		24,607	23,078
Other liabilities	[1]	€ 107,964	€ 117,513

[1]	Within the balance sheet, non-current assets and disposal groups held for sale are included in other assets and other liabilities.